Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Texas Capital Funds Trust
Entity Central Index Key	0001972459
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000252068
Shareholder Report [Line Items]
Fund Name	Texas Capital Government Money Market ETF
Trading Symbol	MMKT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Texas Capital Government Money Market ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/MMKT?&. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://www.texascapitalbank.com/etf-funds-management/MMKT?&
Expenses [Text Block]

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 57,611,919
Holdings Count | Holding	27
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,611,919
Total Number of Portfolio Holdings	27

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.31%, 08/19/25	5.9%
United States Treasury Floating Rate Note, 4.36%, 07/31/25	5.4%
United States Treasury Bill, 4.32%, 08/26/25	5.4%
United States Treasury Bill, 4.25%, 09/04/25	5.3%
United States Treasury Bill, 4.26%, 09/02/25	5.2%
United States Treasury Bill, 4.24%, 09/16/25	5.2%
United States Treasury Bill, 4.23%, 09/11/25	5.2%
Mirae Asset Securities Repo	4.7%
United States Treasury Bill, 4.30%, 08/14/25	4.4%
United States Treasury Bill, 0.00%, 07/01/25	4.2%

C000245603
Shareholder Report [Line Items]
Fund Name	Texas Capital Government Money Market Fund
Trading Symbol	TXGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Texas Capital Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txgxx?&. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://www.texascapitalbank.com/etf-funds-management/txgxx?&
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market Fund	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 19,027,221
Holdings Count | Holding	27
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$19,027,221
Total Number of Portfolio Holdings	27

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-2.5%
Money Market Funds	0.6%
U.S. Government & Agencies	8.9%
Repurchase Agreements	27.6%
U.S. Treasury Obligations	65.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirae Asset Securities Repo, 4.47%, 6/30/2025	17.1%
United States Treasury Bill, 4.29%, 08/12/25	7.8%
United States Treasury Bill, 4.30%, 08/19/25	7.8%
United States Treasury Bill, 4.29%, 08/21/25	7.8%
Mirae Asset Securities Repo, 4.45%, 6/26/2025	5.3%
Mirae Asset Securities Repo, 4.44%, 6/27/2025	5.3%
United States Treasury Bill, 4.15%, 07/08/25	3.9%
United States Treasury Bill, 4.19%, 10/14/25	3.9%
Federal National Mortgage Association, 3.40%, 08/25/25	3.3%
Federal National Mortgage Association, 3.23%, 08/18/25	2.9%

C000243202
Shareholder Report [Line Items]
Fund Name	Texas Capital Texas Equity Index ETF
Trading Symbol	TXS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Texas Capital Texas Equity Index ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txs?&. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://www.texascapitalbank.com/etf-funds-management/txs?&
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Equity Index ETF	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 32,412,778
Holdings Count | Holding	210
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,412,778
Number of Portfolio Holdings	210
Portfolio Turnover	6%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.2%
Materials	0.4%
Communications	1.6%
Utilities	1.7%
Consumer Staples	2.1%
Financials	6.8%
Technology	11.0%
Health Care	11.2%
Industrials	12.7%
Real Estate	13.0%
Consumer Discretionary	19.2%
Energy	20.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Crowdstrike Holdings, Inc., Class A	5.3%
Tesla, Inc.	4.7%
Tenet Healthcare Corp.	4.7%
Charles Schwab Corp. (The)	4.2%
Digital Realty Trust, Inc.	4.2%
McKesson Corp.	4.2%
Waste Management, Inc.	3.7%
Crown Castle International Corp.	3.2%
CBRE Group, Inc., Class A	2.8%
GameStop Corp., Class A	2.7%

C000247107
Shareholder Report [Line Items]
Fund Name	Texas Capital Texas Oil Index ETF
Trading Symbol	OILT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Texas Capital Texas Oil Index ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/oilt?&. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://www.texascapitalbank.com/etf-funds-management/oilt?&
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Oil Index ETF	$16	0.35%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.35%
AssetsNet	$ 11,712,561
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,712,561
Number of Portfolio Holdings	29
Portfolio Turnover	5%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.3%
Gas & Water Utilities	4.1%
Oil, Gas & Consumable Fuels	5.0%
Oil & Gas Producers	90.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corp.	8.6%
ConocoPhillips	8.3%
Occidental Petroleum Corp.	8.2%
Diamondback Energy, Inc.	8.0%
EOG Resources, Inc.	7.3%
Chevron Corp.	5.0%
APA Corp.	4.5%
Devon Energy Corp.	4.1%
Permian Resources Corp.	4.1%
SM Energy Co.	3.9%

C000247108
Shareholder Report [Line Items]
Fund Name	Texas Capital Texas Small Cap Equity Index ETF
Trading Symbol	TXSS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Texas Capital Texas Small Cap Equity Index ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txss?&. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://www.texascapitalbank.com/etf-funds-management/txss?&
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Small Cap Equity Index ETF	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 9,989,952
Holdings Count | Holding	170
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,989,952
Number of Portfolio Holdings	170
Portfolio Turnover	13%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Utilities	1.5%
Materials	3.0%
Communications	3.0%
Consumer Staples	3.3%
Financials	7.5%
Technology	7.9%
Health Care	8.0%
Real Estate	13.9%
Consumer Discretionary	14.9%
Industrials	16.0%
Energy	20.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Howard Hughes Holdings, Inc.	7.4%
Group 1 Automotive, Inc.	2.9%
DNOW, Inc.	2.7%
NETSTREIT Corp.	2.5%
Hess Midstream, L.P., Class A	2.5%
Vital Farms, Inc.	2.3%
Concentra Group Holdings Parent, Inc.	2.1%
Alkami Technology, Inc.	2.1%
Insperity, Inc.	2.0%
MRC Global, Inc.	2.0%